Stockholders' Equity - Additional information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 07, 2012	Dec. 31, 2011	Nov. 30, 2011
Class of Stock [Line Items]
Common share issuable for each share of convertible preferred stock	1
Dividends on the preferred stock	8.00%
Aggregate net proceeds from initial public offering that triggers automatic conversion	$ 20,000,000
Common stock, authorized	135,000,000	500,000,000	500,000,000	135,000,000	135,000,000
Common stock, issued	5,083,616	32,994,080		5,027,249
Common stock, outstanding	5,083,616	32,994,080		5,027,249
Series A
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 0.80
Series B
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 1.86
Series C
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 3.52
Series C-1
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 3.52
Series D
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 3.52
Series E
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 4.40
Series F
Class of Stock [Line Items]
Preferred stock liquidation preference	$ 11.45